Segment Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of reportable business segments
Total Revenues	$ 1,373,024	$ 1,205,998	$ 4,832,790	$ 4,416,290	$ 5,961,039	$ 5,128,052
Total Cost of Revenues	230,937	261,130	836,709	988,592	1,125,965	1,638,063
Depreciation and amortization:	142,352	132,980	417,723	341,217	470,917	205,562
Net income for the year	879,659	712,305	3,359,870	2,838,337	4,040,311	2,585,960
Segment reporting information, Additional information
Identifiable long-lived assets, net	15,872,722		15,872,722		15,950,419	10,257,023
Expenditures for segment assets			274,273		5,707,411	9,190,592
TCM raw materials [Member]
Summary of reportable business segments
Total Revenues	893,909	859,497	2,860,552	2,659,234	3,458,093	2,854,067
Total Cost of Revenues	158,354	161,226	446,436	640,843	897,154	924,547
Depreciation and amortization:	84,334	95,545	253,157	208,248	286,196	44,239
Net income for the year	735,555	698,271	2,414,116	2,018,391	2,560,939	1,920,520
Segment reporting information, Additional information
Identifiable long-lived assets, net	14,687,708		14,687,708		14,880,192	8,892,246
Expenditures for segment assets			65,749		5,515,590	9,021,506
Yew trees [Member]
Summary of reportable business segments
Total Revenues	396,416	322,015	1,853,504	1,665,665	2,400,245	2,131,445
Total Cost of Revenues	21,395	88,380	320,410	287,681	172,460	633,027
Depreciation and amortization:	14,573	13,020	41,638	37,485	30,185	48,648
Net income for the year	375,021	233,635	1,533,094	1,377,984	2,227,785	1,498,418
Segment reporting information, Additional information
Identifiable long-lived assets, net	739,908		739,908		600,364	593,397
Expenditures for segment assets			83,098		61,436	7,745
Handicrafts [Member]
Summary of reportable business segments
Total Revenues	82,699	24,486	118,734	91,391	102,701	151,540
Total Cost of Revenues	51,188	11,524	69,863	60,068	56,351	80,489
Depreciation and amortization:	7,428	9,538	23,532	23,824	31,852	32,013
Net income for the year	31,511	12,962	48,871	31,323	46,350	71,051
Segment reporting information, Additional information
Identifiable long-lived assets, net	130,936		130,936		153,686	182,694
Expenditures for segment assets						5,353
Other [Member]
Summary of reportable business segments
Depreciation and amortization:	36,017	14,877	99,396	71,660	122,684	80,662
Net income for the year	(262,428)	(232,563)	(636,211)	(589,361)	(794,763)	(904,029)
Segment reporting information, Additional information
Identifiable long-lived assets, net	314,170		314,170		316,177	588,686
Expenditures for segment assets			$ 125,426		$ 130,385	$ 155,988